Management remuneration	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Management remuneration

36.	Management remuneration

The key management personnel includes: statutory directors and the Board of Directors. The payment of key management personnel for the provision of their services is presented below:

	2024	2023	2022

Short-term benefits	26,292	24,530	35,717
Share-based payments remuneration	20,603	9,542	33,926
	46,895	34,072	69,643